Basis of Preparation and Changes to the Group's Accounting Policies - Additional Information (Details) - CHF (SFr) SFr in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 02, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of Basis of Preparation [Line Items]
Research and development expenses		SFr 16,465		SFr 6,198	SFr 27,321	SFr 12,346
Other current assets		5,329			5,329		SFr 8,488
Out of period adjustment
Disclosure of Basis of Preparation [Line Items]
Research and development expenses		1,800	SFr 1,300				500
Other current assets		SFr 1,800	SFr 1,300		SFr 1,800		SFr 500
Legacy Oculis
Disclosure of Basis of Preparation [Line Items]
Number of shares issued in exchange of shares in business acquisition	3,780,399
Cancellation of treasury shares	100,000
Conversion of ordinary shares	3,306,771